Stockholders' Equity (Schedule of Stock Options Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding beginning balance	6,292,982	5,339,413	4,913,366
Shares, Granted	852,139	1,934,566	2,722,131
Shares, Exercised	(31,474)	(44,464)	(22,316)
Shares, Forfeited	(888,035)	(936,533)	(2,273,768)
Shares, Outstanding ending balance	6,225,612	6,292,982	5,339,413	4,913,366
Shares, Exercisable	4,044,636
Shares, Vested and expected to vest	5,963,894
Weighted-Average Exercise Price, Outstanding beginning balance	$ 2.74	$ 3.18	$ 3.88
Weighted-Average Exercise Price, Granted	$ 1.22	$ 1.71	$ 2.50
Weighted-Average Exercise Price, Exercised	$ 1.24	$ 2.66	$ 2.56
Weighted-Average Exercise Price, Forfeited	$ 2.91	$ 3.07	$ 3.89
Weighted-Average Exercise Price, Outstanding ending balance	$ 2.52	$ 2.74	$ 3.18	$ 3.88
Weighted-Average Exercise Price, Exercisable	$ 2.86
Weighted-Average Exercise Price, Vested and expected to vest	$ 2.55
Weighted-Average Remaining Contractual Term, Outstanding	7 years 4 months 24 days	8 years	8 years 3 months 18 days	8 years 1 month 6 days
Weighted-Average Remaining Contractual Term, Exercisable	6 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	7 years 3 months 18 days